Summary of Significant Accounting Policies (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	Discount rate
Range (in percentage)	18.14%
Discounted Cash flow [Member] | Intangible assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 0
Valuation Techniques	Discounted cash flow
Unobservable Input	Long-term Chip Turnover Annual Growth
Discounted Cash flow [Member] | Minimum [Member] | Intangible assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(45.00%)
Discounted Cash flow [Member] | Maximum [Member] | Intangible assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	20.00%
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 31,844,063
Valuation Techniques		Forecasted Performance, 2015-June 2016
Unobservable Input		Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		(15.00%)
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		5.00%
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Monte Carlo Method
Unobservable Input		Average Simulated Share Prices
Average Simulated Share Prices		$ 2.23
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 15,875,684
Valuation Techniques		Forecasted Performance, 2015
Unobservable Input		Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		(40.00%)
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		(10.00%)
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Monte Carlo Method
Unobservable Input		Average Simulated Share Prices
Average Simulated Share Prices		$ 2.28